Stock-Based Awards and Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Stock Option Activity

The following table presents a summary of our stock option activity:

	Options	Weighted Average Exercise Price	Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
Balance as of January 1, 2012	14,798	$17.96
Granted	5,586	36.36
Exercised	(3,582)	13.31
Cancelled	(1,566)	23.47

Balance as of December 31, 2012	15,236	25.24
Granted	4,016	65.29
Exercised	(2,730)	18.10
Cancelled	(1,095)	37.87

Balance as of December 31, 2013	15,427	36.03
Granted	4,113	78.70
Exercised	(3,804)	25.66
Cancelled	(1,301)	53.69

Balance as of December 31, 2014	14,435	49.33	4.1	$520,360

Exercisable as of December 31, 2014	5,636	30.92	2.4	306,808

Vested and expected to vest after December 31, 2014	10,985	51.90	4.9	368,851

Weighted Average Assumptions of Black-Scholes Option-Pricing Model

The fair value of stock options granted during the years ended December 31, 2014, 2013 and 2012 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	2014	2013	2012
Risk-free interest rate	1.13%	0.71%	0.64%
Expected volatility	42.97%	44.81%	53.13%
Expected life (in years)	4.04	4.07	4.00
Dividend yield	0.76%	0.80%	1.04%
Weighted-average estimated fair value of options granted during the year	$25.80	$21.96	$13.96

Summary of Restricted Stock Units Activity

The following table presents a summary of RSU activity:

	RSUs	Weighted Average Grant-Date Fair Value
	(In thousands)
Balance as of January 1, 2012	2,282	21.47
Granted	602	32.07
Vested and released	(1,382)	21.02
Cancelled	(284)	22.82

Balance as of December 31, 2012	1,218	29.57
Granted	216	63.04
Vested and released	(480)	23.29
Cancelled	(522)	86.10

Balance as of December 31, 2013	432	50.64
Granted	108	80.94
Vested and released	(159)	45.90
Cancelled	(44)	55.52

Balance as of December 31, 2014	337	61.97